Stockholders' Equity - Additional Information (Details)					1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Apr. 05, 2021 $ / shares	Apr. 01, 2021 USD ($) $ / shares shares	May 31, 2020 $ / shares shares	Jul. 31, 2019 shares	Aug. 31, 2019 shares	Aug. 31, 2019 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Class Of Stock [Line Items]
Preferred stock shares authorized							30,000,000		30,000,000		30,000,000	30,000,000
Preferred stock par value | $ / shares							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares outstanding							0		0		0	0
Common stock shares authorized							120,000,000		120,000,000		120,000,000	120,000,000
Common stock par value | $ / shares							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Unrecognized stock based compensation | $							$ 23.0		$ 23.0			$ 8.1
Amotization period of unrecognized stock based compensation									2 years 9 months 18 days			2 years
No of Warrants outstanding												10,133,767
Common stock shares issued							17,521,075		17,521,075		5,196,000	13,984,441
Common unit outstanding												2,744,586
Issuance of common stock					1,618,199
Issuance of Common Stock | $												$ 1,000
Proceeds from warrants exercised for cash | $									$ 40,671,000
Adjustments to additional paid in capital, warrant issued | $							$ 768,000		$ 2,503,000
Public Warrant
Class Of Stock [Line Items]
No of Warrants outstanding							0		0			6,563,767
No of Warrants outstanding												2,744,586
Common stock conversion									purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share of common stock			purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share of common stock
Shares issued price per warrant | $ / shares							$ 11.50		$ 11.50			$ 11.50
Class of warrants exercised		40,491
Share redemption trigger price | $ / shares												$ 11.50
Warrants expiration date	May 05, 2021
Exercise price of warrants or rights | $ / shares		$ 0.01
Proceeds from warrants exercised for cash | $		$ 6,100,000
Adjustments to additional paid in capital, warrant issued | $		31,400,000
Temporary Equity, Redemption Price Per Share | $ / shares	$ 0.01
Private Warrants
Class Of Stock [Line Items]
No of Warrants outstanding							3,295,000		3,295,000			3,570,000
Common stock conversion									each private warrant is exercisable for one share of common stock at an exercise price of $11.50			each private warrant is exercisable for one share of common stock at an exercise price of $11.50
Shares issued price per warrant | $ / shares							$ 11.50		$ 11.50			$ 11.50
Class of warrants exercised							275,000		275,000		500,000
Warrant expiration term												5 years
Class of warrant or right redemption threshold trading days									20 days			20 days
Class of warrant or right redemption threshold consecutive trading days									30 days			30 days
Common stock shares issued							275,000		275,000
Issuance of Common Stock | $		$ 3,200,000
Warrant expiration term									5 years
Private Warrants | Rosedale Park LLC [Member]
Class Of Stock [Line Items]
Class of warrants exercised							500,000		500,000			500,000
Warrants expiration date									Mar. 05, 2025			Mar. 05, 2025
Private Warrants | LifeSci Holdings LLC [Member]
Class Of Stock [Line Items]
Class of warrants exercised							500,000		500,000			500,000
Restricted Stock
Class Of Stock [Line Items]
Unrecognized stock based compensation | $							$ 10,919		$ 10,919			$ 13,000
Amotization period of unrecognized stock based compensation									3 years			3 years 4 months 24 days
Stock Issued During Period, Shares, Reverse Stock Splits						826,510
Issuance of restricted stock, Shares						471,850
Fair value of restricted stock | $ / shares						$ 6,000
Stock issued for services			173,552
Stock issued per share | $ / shares			$ 0.07
Restricted Stock | Vincera Pharma [Member]
Class Of Stock [Line Items]
Stock Issued During Period, Shares, Reverse Stock Splits			304,000
Founders Shares [Member]
Class Of Stock [Line Items]
Stock Issued During Period, Shares, Reverse Stock Splits				2,834,497
Common Stock
Class Of Stock [Line Items]
Issuance of restricted stock, Shares								304		304	827	304
Common Stock | Public Warrant
Class Of Stock [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio												5.75
Common Stock | Private Warrants
Class Of Stock [Line Items]
Share redemption trigger price | $ / shares							$ 20.00		$ 20.00			$ 20.00